Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 4 - RELATED PARTY TRANSACTIONS

Related parties balances at March 31, 2023 and December 31, 2022 consisted of the following:

Due from related parties

	March 31, 2023	December 31, 2022
	(dollars in thousands)
Arik Maimon (Chairman of the Board and the CEO)	42	-
Michael De Prado (Vice Chairman of the Board and President)	46	-
SDI Cuentas LLC, net of allowance for credit losses of $157 as of March 31, 2023 and December 31,2022, respectively.	210	198
Total Due from related parties	298	198

Related party transactions

	Period ends at March 31, 2023	Period ends at March 31, 2022
	(dollars in thousands)
Sales to SDI Cuentas LLC	$12	$214

Carol Pepper (b)	-	40
Cima Telecom Inc. (a)	$-	324
	$-	$364

(a)	Composed of periodic fees in the amount of $177 thousand for the maintenance and support services in accordance with the software maintenance agreement for the first quarter of the third calendar year and $147 thousand for software development services during the first quarter of 2022.

(b)	Composed of a consulting fee in addition to the directorship fees.

NOTE 6 - RELATED PARTY TRANSACTIONS

The Company has had extensive dealings with related parties including those in which our interim Chief Executive Officer and Chairman of the Board holds a significant ownership interest as well as an executive position during the years ended December 31, 2022 and 2021.

Employment Agreements

On July 24, 2020, the Compensation Committee (the “Compensation Committee”) of the Board of Directors of Cuentas Inc. (the “Company”) approved the Amended and Restated employment agreements with each of Arik Maimon, the Company’s Chief Executive Officer (“Maimon”), and Michael De Prado, the Company’s President (“De Prado,” and together with Maimon, the “Executives,” each an “Executive”), the “New Employment Agreements”. The New Employment Agreements shall supersede the terms of the Pre-existing Employment Agreements.

Pursuant to the terms of the New Employment Agreements, among other things:

(1)	De Prado will receive the following compensation: (1) (a) a base salary of $265,000 per annum; (b) a Funding Bonus equal to 0.5% of the amount of the funding that exceeds the Funding Threshold; (c) a change of control bonus, if applicable; (d) participation in the Company’s employee benefits plan;

(2)	Maimon will receive the following compensation: (a) a base salary of $295,000 per annum; (b) a Funding Bonus equal to 0.5% of the amount of the funding that exceeds the Funding Threshold; (c) a change of control bonus, if applicable; (d) participation in the Company’s employee benefits plan;

(3)	For each Executive, the term of the Agreement shall end on the earlier of (i) the date that is four months following the Effective Date or (ii) the date that the Company appoints a new president or chief operating officer but the Company can extend the Employment Term on a month to month basis with the approval of both Dinar Zuz LLC (“Dinar”) and CIMA until a new president or chief operating officer is appointed. Upon expiration of the Employment Term (other than a termination by the Company for “Cause”), the Executive will entitled to a special board compensation package with annual compensation equal to the Annual Base Salary (pro-rated for any partial year of service), beginning on the Expiration or Termination Date and ending 18 months later, provided that such payments will cease if the Executive resigns as a member of the Board during such period. The Board Compensation Period may be extended from year to year for an additional 12 months (for up to 36 months in total) if two of three of the then-current chief executive officer of the Company, Dinar and CIMA agree to extend the period for an additional 12 months. The Executive’s right to receive the Special Board Compensation shall be subject to the Board’s determination that he has complied with his obligations under this Agreement. The Executive will remain on the Board until he resigns, is not re-elected or is removed from the Board in accordance with the Company’s practice for removal of directors.

(4)	Pursuant to the terms of the New Employment Agreements, the Executives are entitled to severance in the event of certain terminations of his employment. The Executives are entitled to participate in the Company’s employee benefit, pension and/or profit-sharing plans, and the Company will pay certain health and dental premiums on their behalf.

(5)	Each of the Executives are entitled to travel and expense reimbursement;

(6)	The Executives have agreed to a one-year non-competition agreement following the termination of their employment.

On February 24, 2021, the employment agreement dated July 24, 2020 for Arik Maimon expired in accordance with its terms and as previously disclosed by the Company. As a result of the expiration of the employment agreement, Mr. Maimon was no longer employed as the Chief Executive Officer of the Company, but he continued to act as Chairman of the Board of Directors of the Company. On February 25, 2021, the Board appointed Mr. Maimon to act as interim Chief Executive Officer, which position will terminate upon the earlier of August 25, 2021 or the date on which his successor is duly elected and appointed by the Board of the Company. On February 24, 2021, the employment agreement dated July 24, 2020 for Michael De Prado expired in accordance with its terms and as previously disclosed by the Company. As a result of the expiration of the employment agreement, Mr. De Prado is no longer the President of the Company but has become the Vice Chairman of the Board. On March 5, 2021 and pursuant to the Side Letter Agreement, the Board of Directors of the Company approved a special bonus in the amount of $500 to each of Mr. Maimon and Mr. De Prado due to the successful up-listing of the Company’s shares on the Nasdaq Capital Markets. Half of the bonus $250 was paid in cash and half will be paid in Common stock of the Company . On August 2, 2021, the Company’s Board of Directors approved the payment of the remainder of the up-listing bonus to Mr. Maimon and Mr. De Prado in the amount of $250 for each of them. On the same date, the Company paid $250 to Mr. Maimon and $250 for Mr. De Prado as described above. On August 26, 2021, the Company and Arik Maimon entered into a Founder/Executive Chairman Compensation Agreement. Additionally, on August 26, 2021, the Company and Michael De Prado entered into a Founder/Executive Vice-Chairman Compensation Agreement (the “Compensation Agreements”). The term of each of these Compensation Agreements became effective as of August 26, 2021 and replaces any prior arrangements or employment agreements between the Company and each of Mr. Maimon and Mr. De Prado. Under the terms of the Compensation Agreements, the Executives agreed to be employed by the Company for an initial continuous twelve-month term beginning on the effective date of August 26, 2021, and ending on August 25, 2022. The initial term would be automatically extended for additional one (1) year periods on the same terms and conditions as set out in the Compensation Agreements; however, the Compensation Agreements, respectively, will not renew automatically if either the Company or the respective Executive provide a written notice to the other of a decision not to renew, which notice must be given at least ninety (90) days prior to the end of the initial term or any subsequently renewed one (1) year term. Pursuant to the terms of his Compensation Agreement, Mr. Maimon will receive an annual base salary of two hundred ninety-five thousand dollars ($295) per year, and pursuant to the terms of his Compensation Agreement, Mr. De Prado will receive an annual base salary of two hundred seventy-five thousand dollars ($275) per year, and each will be eligible for an annual incentive payment of up to one hundred percent (100%) of their respective base salary, which annual incentive payment shall be based on the Company’s performance as compared to the goals established by the Company’s Board of Directors in consultation with each Executive, respectively. This annual incentive shall have a twelve (12) month performance period and will be based on a January 1 through December 31 calendar year, with the Executives’ entitlement to the annual incentive and the amount of such award, if any, remaining subject to the good faith discretion of the Board of Directors. Any such annual incentive shall be paid by the end of the second quarter following the calendar year to which each respective Executive’s performance relates. Pursuant to the terms of the Compensation Agreements, each of Mr. Maimon and Mr. De Prado has the option to have any such earned annual incentive be paid in fully vested shares of the Company’s Common Stock, but must elect such option by the end of the first quarter following the relevant performance calendar year period. In the event of a change in control of the Company, as defined under the terms of the Compensation Agreements, that takes place (i) during the term of the Compensation Agreement or (ii) prior to the date which is twenty-four (24) months from the effective date of the Compensation Agreements, if the Executive’s employment otherwise terminates prior to such date, each respective Executive shall be entitled to a bonus payment equal to two and one-half percent (2.5%) of the cash consideration received by the shareholders of the Company in the change in control transaction. On August 19, 2022, the Company’s Board of Directors approved a motion to appoint Arik Maimon as Interim CEO (in addition to his current position as Chairman of the Board) and Michael De Prado as Interim President (in addition to his current position as Vice Chairman of the Board). Both Arik Maimon and Michael De Prado agreed to assume these positions with no additional compensation.

On August 25, 2021, the Company and Jeffery D. Johnson entered into an employment agreement, pursuant to which Mr. Johnson agreed to serve as the Company’s new Chief Executive Officer (“The Johnson Employment Agreement”). The Johnson Employment Agreement commenced and became effective as of August 25, 2021, and shall continue for an initial term of three (3) years, ending on August 24, 2024. The initial term would be automatically extended for additional one (1) year periods on the same terms and conditions as set out in the Johnson Employment Agreement; however, the Employment Agreement will not renew automatically if either the Company or Mr. Johnson provide a written notice to the other of a decision not to renew, which notice must be given at least ninety (90) days prior to the end of the initial term or any subsequently renewed one (1) year term. Pursuant to the terms of the Johnson Employment Agreement, Mr. Johnson will receive an annual base salary of three hundred thousand dollars ($300) per year, and will be eligible for an annual incentive payment of up to one hundred percent (100%) of his base salary, which annual incentive payment shall be based on the Company’s performance as compared to the goals established by the Company’s Board of Directors in consultation with Mr. Johnson. This annual incentive shall have a twelve (12) month performance period and will be based on a January 1 through December 31 calendar year, with Mr. Johnson’s entitlement to the annual incentive and the amount of such award, if any, remaining subject to the good faith discretion of the Board of Directors. Pursuant to the terms of the Johnson Employment Agreement, Mr. Johnson has the option to have any such earned annual incentive be paid in fully vested shares of the Company’s Common Stock, but must elect such option by the end of the first quarter following the relevant performance calendar year period. In consideration of Mr. Johnson’s agreement to enter into the Johnson Employment Agreement and remain with the Company, Mr. Johnson was to receive a one-time signing bonus in the amount of two hundred thousand dollars ($200), which is to be paid in two (2) installments: the first installment of one hundred thousand dollars ($100) to be paid on the Company’s next regular payday following the hire date of August 25, 2021, which was paid on August 30, 2021, and the second installment of one hundred thousand dollars ($100) to be paid on Company’s next regular payday following the first (1st) anniversary of the hire date of August 25, 2021, provided that Mr. Johnson is employed by the Company on such relevant payment date. Pursuant to the terms of the Johnson Employment Agreement, subject to the shareholder approval of the 2021 Plan, the Company shall issue to Mr. Johnson an option to purchase up to 38,462 shares of Common Stock; On August 18, 2022, Jeffery D. Johnson entered into a Separation of Employment Agreement between himself and the Company and resigned as the chief executive officer of the Company effective immediately. On August 19, 2022, the Board of Directors approved the Separation and General Release Agreement, approved the immediate acceleration of the vesting of 12,308 options previously issued to him under the Stock Option Plan that will be exercisable for a period of three years after the resignation and noted that the separation was cordial and positive. Mr. Johnson received a onetime Separation Payment of $100and the Company paid all costs for COBRA (health insurance) benefits through the end of calendar year 2022.

On August 5, 2021, the Company and its Chief Financial Officer entered in an Amendment of his Employment Agreement where his annual base salary will be $245 and he will not be entitled to a cash payment of his accrued vacation and sick days.

On December 31, 2019, the Company entered into a series of integrated transactions to license the Platforms from CIMA, through CIMA’s wholly owned subsidiaries Knetik, and Auris (the “Transaction Closing”) pursuant to that certain Platform License Agreement, dated December 31, 2019 by and among (i) the Company, (ii) CIMA, (iii) Knetik and (iv) Auris (the “License Agreement”) and the various other agreements listed below. Under the License Agreement Cima received a one-time licensing fee in the amount of $9,000 in the form of a convertible note that may be converted, at the option of Cima, into up to 25% of the total shares of Common Stock of the Company, par value $0.001 per share (the “Common Stock”) on a fully diluted basis as of December 31, 2019.

Pursuant to the License Agreement, the Company shall pay CIMA annual fees for the maintenance and support services in accordance with the following schedule: (i) for the first (1st) calendar year from the Effective Date, $300 were paid in 2020; (ii) for the second (2nd) calendar year from the Effective Date, $500 , were paid in 2021; (iii) for the third (3rd) calendar year from the Effective Date, $700 to be paid during 2022; (iv) for the fourth (4th) calendar year from the Effective Date, $1,000 to be paid on December 31, 2022; (v) for the fifth (5th) calendar year from the Effective Date, $640 to be paid on December 31, 2022; and (vi) for each calendar year thereafter, $640 to be paid on the anniversary date On August 2, 2022, the Company and CIMA, along with two of CIMA’s wholly-owned subsidiaries, Knetik and Auris executed a Settlement Agreement and General Release (“Settlement Agreement”) which provides the following: In exchange for the consideration provided in the Settlement Agreement, (1) the Company paid CIMA $350 on or about August 2, 2022 and (2) on or about August 15, 2022, Cuentas paid CIMA the balance of the unpaid Fees of $420 CIMA agreed: (i) to restore immediately Cuentas’s access to the Platform upon receipt of the $350 payment; (ii) to provide Cuentas with a limited license to utilize the Platform the terms of which are detailed specifically in the Settlement Agreement, and to use reasonable efforts, subject to Cuentas’ compliance hereto, to provide the Company’s customer data to the Company through the end of the limited license term; (iii) deliver to the Company the Source Code relating to Out-Of-Scope Services, and as further detailed in the settlement agreement; The Settlement Agreement also provides other terms and for mutual general releases by the Company for the benefit of CIMA and by CIMA for the benefit of the Company of all claims other than claims relating to a breach of the Settlement Agreement. The settlement agreement by its terms in effect terminates the obligations under the license agreement, dated December 31, 2019 by and between the Company and CIMA. Per the settlement agreement, the ownership of the platforms will be maintained by the Company and Cima will not be obligated to provide services under the license agreement.

Related parties balances at December 31, 2021 and December 31, 2020 consisted of the following:

Due from related parties

	December 31, 2022	December 31, 2021
	(dollars in thousands)

SDI Cuentas LLC, net of allowance for credit losses of $157 and $0 as of December 31, 2022 and December 31,2021, respectively.	198	1
Total Due from related parties	198	1

Related party payables, net of discounts

	December 31, 2022	December 31, 2021
	(dollars in thousands)
(a) Due to Cima Telecom Inc.	$-	250
Total Due from related parties	$-	$250

(a)	Composed from annual fees in the amount of $250 for the maintenance and support services in accordance with the software maintenance agreement for the second calendar year from the Effective Date and other software development services.

Related party transactions

	Year ended at December 31, 2022	Year ended at December 31, 2021
	(dollars in thousands)

Sales to SDI Cuentas LLC	$2,052	$62

Consulting fees to Angelo De Prado (a)	6	-
Consulting fees to Sima Maimon Bakhar (b)	10	-
Doubtful accounts - Cuentas SDI LLC	157	-
Consulting fees to Carol Pepper (d)	-	40
Cima Telecom Inc. (c)	$918	840
	$1,051	$880

(a)	Angelo De Prado is the son of Michael De Prado.

(b)	Sima Maimon Bakhar is the wife of Aril Maimon.

(c)	Composed of periodic fees in the amount of $700 thousand for the maintenance and support services in accordance with the software maintenance agreement and the Settlement Agreement and General Release dated August 2, 2022 and $500 for the first half of the second calendar year from the effective date of the agreement, $218 thousand for software development and other services during 2022 and $340 thousand for software development and other services during 2022. Refer to note 10. The maintenance and support services and most of the software development and other services were recorded in cost of goods sold in the Digital products and General-Purpose Reloadable Cards segment.

(d)	Composed of consulting fee in additional to the directorship fees.